Long-term Investments - General Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Investments
Investments made/transferred from prepayments	$ 375,620	$ 232,134	$ 54,083
Impairment charge	249,935	24,074	4,747
Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Investments made/transferred from prepayments	268,734	134,797	31,776
Cost Method/Equity Securities Without Readily Determinable Fair Values | Private high tech companies
Long-term Investments
Investments made/transferred from prepayments	268,700	134,800
Cost Method/Equity Securities Without Readily Determinable Fair Values | Yixia Tech
Long-term Investments
Investments made/transferred from prepayments	100,000
Aggregate gross investment	290,000
Impairment charge	214,700
Equity Method
Long-term Investments
Investments made/transferred from prepayments	91,869	97,337	$ 22,307
Equity Method | Investing fund one
Long-term Investments
Investments made/transferred from prepayments		48,000
Equity Method | Investing fund two
Long-term Investments
Investments made/transferred from prepayments		$ 45,000
Equity Method | A company providing consumer finance services
Long-term Investments
Investments made/transferred from prepayments	$ 57,400